Convertible Advance Investment (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Advance Investment [Abstract]
Schedule of reconciliation of the carrying amount of the convertible advance investment
	Year ended December 31,
	2022	2021	2020
Opening balance	$4,770	$3,922	$3,486
Net consideration received	—	560	—
Change in the fair value of convertible advance investments (see also Note 13)	70	288	436
Closing balance	$4,840	$4,770	$3,922